PETER D. LOWENSTEIN
ATTORNEY AT LAW
496 VALLEY ROAD
COS COB, CONNECTICUT  06807
212-907-1850

August 20, 2010

Securities and Exchange Commission
Washington, D.C.  20549

 Re:         Value Line Premier Growth Fund, Inc. File #2-12663; 811-02278
Value Line U.S. Government Money Market Fund, Inc.  File #2-71066; 811-02898
Value Line New York Tax Exempt Trust File #33-12400; 811-05052
Value Line U.S. Government Securities Fund, Inc. File #2- 71928; 811-03171
Value Line Aggressive Income Trust File #33-01575; 811-04471
Value Line Emerging Opportunities Fund, Inc. File #33-56028; 811-07388
Value Line Asset Allocation Fund, Inc. File #33-62240; 811- 07702
Value Line Convertible Fund, Inc. File #2-96484; 811-04258
Value Line Larger Companies Fund, Inc. File #2-31640; 811- 01807
Value Line Income and Growth Fund, Inc.  File #2-11153; 811-    02277
The Value Line Fund, Inc. File #2-10827;  811-02265
Value Line Tax Exempt Fund, Inc. File #2-87913;  811-3904
Value Line Centurion Fund, Inc. File #2-86337; 811-03835
Value Line Strategic Asset Management Trust. File #33-16245;  811-05276

Dear Sir/Madam:

On behalf of each of the above-named Registrants, and in accordance with Rule 14a-6 of the Securities Exchange Act of 1934, as amended, there is attached hereto for electronic filing a preliminary copy of the proxy statement and form of proxy which the Registrants intend to mail to security holders on August 31, 2010 or as soon thereafter as is possible.

The purpose of the meeting to which the proxy materials relate is to solicit shareholder approval of the following proposals: (1) a new investment advisory agreement between each of the Registrants and its investment adviser and (2) election of three nominees to the Board of Directors/Trustees of each Registrant.

Should you have any questions regarding this filing, please do not hesitate to contact the undersigned at (212)907-1850 or Len Pierce at Wilmer Hale Cutler Pickering and Dorr LLP at 617-526-6440.

Sincerely yours,

/s/ Peter D. Lowenstein